Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2014	2013	2012
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,570	2,824	2,700
Income (loss) from discontinued operations, net of tax	24	(37)	4

Net income	2,594	2,787	2,704

Weighted-average number of shares outstanding (in millions)	2,288	2,297	2,293
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.12	1.23	1.18
Income (loss) from discontinued operations, net of tax	0.01	(0.02)	—

Net income	1.13	1.21	1.18

Diluted earnings per share

($ in millions, except per share data in $)	2014	2013	2012
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,570	2,824	2,700
Income (loss) from discontinued operations, net of tax	24	(37)	4

Net income	2,594	2,787	2,704

Weighted-average number of shares outstanding (in millions)	2,288	2,297	2,293
Effect of dilutive securities:
Call options and shares	7	8	2

Dilutive weighted-average number of shares outstanding	2,295	2,305	2,295

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.12	1.23	1.18
Income (loss) from discontinued operations, net of tax	0.01	(0.02)	—

Net income	1.13	1.21	1.18